Accounts and Other Receivables - Components of Accounts and Other Receivables (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Receivables [Abstract]
Trade receivables	$ 335.3	$ 321.2
Income taxes receivable	37.7	34.4
Other receivables	25.2	19.0
Provision for doubtful trade receivables	(6.4)	(8.5)	$ (2.6)	$ (3.4)
Total	$ 391.8	$ 366.1